                       Supplement dated December 14, 2001
                                       to
                         PROSPECTUSES dated May 1, 2001


This Supplement is intended to be distributed with the following prospectuses:

 .    Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "INDEPENDENCE" or "INDEPENDENCE PREFERRED" issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") ("Product Prospectuses").

 .    Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "INDEPENDENCE 2000" that were issued by John Hancock or JHVLICO on or before May 1, 2001 ("IND 2000 Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the IND 2000 Prospectus.

 .    Prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I -
     Large Cap Value CORE(SM) II, Large/Mid Cap Value II, Mid Cap Blend, Aggressive Balanced and Active Bond II Funds ("VST Prospectus").


Supplement to Product Prospectuses and IND 2000 Prospectuses:

     Five of the variable investment options under your variable annuity contract are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

          .    Large Cap Value CORE(SM) II
          .    Large/Mid Cap Value II
          .    Mid Cap Blend
          .    Aggressive Balanced
          .    Active Bond II

     Any of your contract value in a discontinued variable investment option on the applicable Merger Date has been, or will be, transferred to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" on the next page.

     References in the Product Prospectuses and the IND 2000 Prospectuses to a discontinued variable investment options should be disregarded after its Merger Date.

 Supplement to the VST Prospectus:

     On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("Plan") to merge their Fund with the VST "Acquiring Fund" shown. Under each Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

--------------------------------------------------------------------------------
         Acquired Fund                   Acquiring Fund            Merger Date
--------------------------------------------------------------------------------
   Large Cap Value CORE(SM) II       Large Cap Value CORE(SM)       12/19/01
--------------------------------------------------------------------------------
   Large/Mid Cap Value II            Large/Mid Cap Value            12/19/01
--------------------------------------------------------------------------------
   Mid Cap Blend                     Growth & Income                12/14/01
--------------------------------------------------------------------------------
   Aggressive Balanced               Managed                        12/14/01
--------------------------------------------------------------------------------
   Active Bond II                    Active Bond                    12/14/01
--------------------------------------------------------------------------------

     Each Acquired Fund will cease operations after its Merger Date. Thereafter, references in the VST Prospectus to each Acquired Fund should be disregarded.